UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number  811-6259

Stratus Fund, Inc.

(Exact name of registrant as specified in charter)

6811 S. 27th Street, P.O. Box 82535

Lincoln, NE    68501-2535

(Address of principal executive offices) (Zip code)

Jon C. Gross

Stratus Fund, Inc.

6811 S. 27th Street, P.O. Box 82535

Lincoln, NE 68501-2535

(Name and address of agent for service)

Registrant's telephone number, including area code: 402-323-1846 or 888-769-2362

Date of fiscal year end:	06/30/2016

Date of reporting period:	03/31/2016

GROWTH PORTFOLIO
SCHEDULE OF INVESTMENTS
March 31, 2016

		Percent of
Shares	Common Stock - 99.20%	Net Assets	Fair Value

	Basic Materials	1.44%
30,000	Allegheny Technologies, Inc.		$489,000

	Consumer Discretionary	11.09%
13,000	Comcast Corp.		794,040
5,000	Genuine Parts Co.		496,800
15,000	Lowe's Companies, Inc.		1,136,250
13,500	Walt Disney Co.		1,340,685
			3,767,775

	Consumer Staples	12.22%
9,000	CVS Caremark Corp.		933,570
10,000	General Mills, Inc.		633,500
10,000	Pepsico, Inc.		1,024,800
9,000	Procter & Gamble Co.		740,790
7,000	Wal-Mart Stores, Inc.		479,430
11,000	Whole Foods Market, Inc.		342,210
			4,154,300

	Energy	8.94%
1,123	California Resources Corp.		1,157
3,500	Core Laboratories NV		393,435
9,000	Exxon Mobil Corp.		752,310
12,000	Occidental Petroleum Corp.		821,160
35,000	Spectra Energy Corp.		1,071,000
			3,039,062

	Financials	15.30%
4	Berkshire Hathaway, Inc. - A *		853,800
1,000	BlackRock, Inc.		340,570
10,000	Capital One Financial Corp.		693,100
1,000	Goldman Sachs Group, Inc.		156,980
14,000	JPMorgan Chase & Co.		829,080
12,000	MetLife, Inc.		527,280
10,000	Realty Income Corp.		625,100
38,000	Redwood Trust, Inc.		497,040
14,000	Wells Fargo & Company		677,040
			5,199,990

	Health Care	16.41%
15,000	Abbott Laboratories		627,450
13,000	AbbVie, Inc.		742,560
2,000	Biogen, Inc. *		520,640
5,000	Edwards Lifesciences Corp. *		441,050
9,000	ICON Public Limited Company *		675,900
10,000	Johnson & Johnson		1,082,000
5,126	Medtronic plc		384,450
1,000	Novartis AG		72,440
8,000	United Health Group, Inc.		1,031,200
			5,577,690

	Industrials	10.83%
3,000	3M Co.		499,890
20,000	Expeditors International of Washington, Inc.		976,200
34,789	General Electric Co.		1,105,942
11,500	ITT Corp.		424,235
13,075	Synchrony Financial *		374,730
12,000	Terex Corp.		298,560
			3,679,557

	Technology	19.93%
400	Alphabet, Inc. Class A *		$305,160
701	Alphabet, Inc. Class C *		522,210
9,000	Apple, Inc.		980,910
17,000	EMC Corp.		453,050
20,000	Juniper Networks, Inc. *		510,200
20,000	Microsoft Corp.		1,104,600
27,000	Nuance Communications, Inc. *		504,630
12,000	Oracle Corp.		490,920
4,000	PayPal Holdings, Inc. *		154,400
14,000	QUALCOMM, Inc.		715,960
18,000	Texas Instruments, Inc.		1,033,560
			6,775,600

	Telecommunications	0.73%
4,575	Verizon Communications, Inc.		247,416

	Utilities	2.31%
18,000	ITC Holdings Corp.		784,260

	Other Securities - 0.78%
265,927	Goldman Sachs Financial Square Government Fund	0.78%	265,927

	Total investments in securities (cost $22,172,299)	99.98%	$33,980,577
	Other assets, less liabilities	0.02%	7,024
	NET ASSETS	100.00%	$33,987,601

*Indicates nonincome-producing security

The cost basis of investments for federal income tax purposes at March 31, 2016 is as follows:
	Federal tax cost of investments	$22,172,299

	Unrealized appreciation	12,728,497
	Unrealized depreciation	(920,219)
	Total	$11,808,278

The Fair Value Measurements and Disclosures topic of the FASB Accounting Standards Codification defines fair value, establishes a framework for measuring fair value, and expands disclosures about fair value measurements.
The various inputs that may be used to determine the fair value are summarized in the three levels listed below:

Level 1 - Quoted prices in active markets for identical securities

Level 2 - Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speed, credit risk, etc.)

Level 3 - In general, investments classified within Level 3 use many of the same valuation techniques and inputs as
Level 1 and 2 securities. However, if key inputs are unobservable, or if the investments are illiquid and there is very limited trading activity, the investments are generally classified as Level 3

The following is a summary of the inputs used to value each of the Portfolio's investments as of March 31, 2016:

	Level 1	Level 2	Level 3
Common Stock	$33,714,650	$ -	$ -
Other Securities	265,927	-	-
Total	$33,980,577	$ -	$ -

GOVERNMENT SECURITIES PORTFOLIO
SCHEDULE OF INVESTMENTS
March 31, 2016

Principal		Percent of
Amount		Net Assets	Fair Value

	Government Agency Bonds	23.99%
500,000	Federal Home Loan Bank 1.90% due 7/28/20		$502,045
1,500,000	Federal Home Loan Bank 2.00% due 9/13/19		1,548,717
2,100,000	Federal Home Loan Bank 4.875% due 10/30/17		2,236,422
1,100,000	Federal Home Loan Mortgage 3.75% due 3/27/19		1,190,262
1,000,000	Federal Home Loan Mortgage 5.25% due 4/18/16		1,002,288
2,000,000	Federal National Mortgage Assn. 5.00% due 5/11/17		2,095,364
			8,575,098

	Mortgage Backed Securities	14.01%
1,932,196	Federal Home Loan Mortgage Pool 2.00% due 6/1/28		1,961,627
154,537	Federal Home Loan Mortgage Pool 4.00% due 5/01/19		160,691
32,303	Federal Home Loan Mortgage Pool 5.00% due 2/01/18		33,356
6,339	Federal Home Loan Mortgage Pool 5.50% due 9/01/17		6,397
5,195	Federal Home Loan Mortgage Pool 5.50% due 11/01/16		5,237
2,718	Federal Home Loan Mortgage Pool 6.00% due 3/01/17		2,734
1,348	Federal National Mortgage Assn. Pool 5.50% due 3/01/17		1,364
133,483	Federal National Mortgage Assn. Pool 5.50% due 1/01/18		137,173
1,331	Federal National Mortgage Assn. Pool 6.00% due 6/01/16		1,333
3,525	Federal National Mortgage Assn. Pool 6.00% due 12/01/16		3,554
87,846	Government National Mortgage Assn. Pool 4.50% due 5/15/18		90,209
258,249	Government National Mortgage Assn. Pool 5.00% due 11/15/33		289,624
87,137	Government National Mortgage Assn. Pool ARM due 8/20/32		90,714
112,311	Government National Mortgage Assn. Pool ARM due 8/20/34		116,882
2,000,000	Government National Mortgage Assn. CMBS 3.147% due 5/16/40		2,107,572
			5,008,467

	Treasury Notes/Bonds/Inflation Protected Securities	38.41%
2,000,000	US Treasury Note 1.375% due 7/31/18		2,026,718
1,000,000	US Treasury Note 2.00% due 2/15/25		1,021,367
1,500,000	US Treasury Note 2.125% due 5/15/25		1,546,347
2,000,000	US Treasury Note 2.75% due 2/15/19		2,107,578
2,250,000	US Treasury Bill due 5/19/16		2,249,127
2,261,640	US Treasury Inflation Protected Security 1.625% due 1/15/18		2,364,827
2,219,040	US Treasury Inflation Protected Security 1.875% due 7/15/19		2,412,310
			13,728,274

	Corporate Bonds	8.28%
798,000	Archer Daniels 5.45% due 3/15/18		863,201
1,000,000	Conoco Phillips 5.625% due 10/15/16		1,023,305
500,000	Oracle Corp 1.2% due 10/15/17		502,919
500,000	Pfizer, Inc. 6.20% due 3/15/19		569,093
			2,958,518

	Student Loans	8.87%
2,000,000	Brazos 2005-2 B2 due 6/25/42		1,742,392
1,500,000	SLMA 2007-5 B-2 due 1/26/43		1,427,388
			3,169,780

	Other Securities	5.94%
320,991	Goldman Sachs Financial Square Government Fund		320,991
1,800,000	JP Morgan U.S. Government Fund		1,800,000
			2,120,991

	Total investments in securities (cost $34,170,739)	99.50%	$35,561,128
	Other assets, less liabilities	0.50%	180,143
	TOTAL NET ASSETS	100.00%	$35,741,271

The cost basis of investments for federal income tax purposes at March 31, 2016 is as follows:
	Federal tax cost of investments	$34,170,739

	Unrealized appreciation	1,440,182
	Unrealized depreciation	(49,793)
	Total	$ 1,390,389

The Fair Value Measurements and Disclosures topic of the FASB Accounting Standards Codification defines fair value, establishes a framework for measuring fair value, and expands disclosures about fair value measurements.
The various inputs that may be used to determine the fair value are summarized in the three levels listed below:

Level 1 - Quoted prices in active markets for identical securities

Level 2 - Other significant observable inputs (including quoted prices for similar securities, interest
	rates, prepayment speed, credit risk, etc.)

Level 3 - In general, investments classified within Level 3 use many of the same valuation techniques and inputs as
	Level 1 and 2 securities. However, if key inputs are unobservable, or if the investments are illiquid
	and there is very limited trading activity, the investments are generally classified as Level 3

The following is a summary of the inputs used to value each of the Portfolio's investments as of March 31, 2016

		Level 1	Level 2	Level 3
	Government Agency Bonds	$ -	$8,575,098	$ -
	Mortgage Backed Securities	-	5,008,467	-
	Treasury Notes/Bonds/Inflation Protected Securities	-	13,728,274	-
	Corporate Bonds	-	2,958,518	-
	Student Loans	-	-	3,169,780
	Other Securities	2,120,991	-	-
	Total	$2,120,991	$ 30,270,357	$3,169,780

ITEM 2. - CONTROLS AND PROCEDURES

An evaluation was performed by the officers of Stratus Fund, Inc. (the"Fund"), including the principal executive officer and principal financial officer, of the effectiveness and design of the Fund's disclosure controls and procedures. Based on that evaluation, which was conducted within 90 days of the filing date of this report, the Fund's principal executive officer and principal financial officer concluded that the Fund's disclosure controls and procedures were reasonably designed and effectively operate so as to insure that material information relating to the Fund is made known to management of the Fund, including the principal executive officer and principal financial officer. There have been no significant changes in the Fund's internal controls over financial reporting during the Fund's last fiscal half-year that has materially affected, or is reasonably likely to materially affect, the Fund's internal controls over financial reporting.

ITEM 3. - EXHIBITS

Certifications - Attached hereto

SIGNATURES

Pursuant to the requirements of the Securities and Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Stratus Fund, Inc.

By /s/ Jon C. Gross
Jon C. Gross, President

Date 05/11/2016

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By /s/ Jon C. Gross
Jon C. Gross, President

Date 05/11/2016

By /s/ Jeffrey S. Jewell
Jeffrey S. Jewell, Vice President & Chief Financial Officer

Date 05/11/2016